Note 3 - Income (Loss) Per Common Share (Tables)	6 Months Ended
Oct. 31, 2016
Earnings Per Share [Abstract]
Earnings per share
	Oct. 31, 2016	Oct. 31, 2015

Net income (loss)	$(324,230)	$(485,757)

Weighted average common shares outstanding	508,000,000	506,000,000
Effect of dilutive securities	—	—
Weighted average dilutive common shares outstanding	508,000,000	506,000,000

Income (Loss) per common share – basic	$.00	$(.00)

Income (Loss) per common share – diluted	$.00	$(.00)